STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2023 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9%
Advertising - .6%
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		5.13	8/15/2027	271,000	[c]	258,875
Clear Channel Outdoor Holdings, Inc., Sr. Scd. Notes		9.00	9/15/2028	260,000	[c]	271,489
Summer BC Holdco B Sarl, Sr. Scd. Bonds	EUR	5.75	10/31/2026	480,000	[c]	509,266
					1,039,630
Aerospace & Defense - .7%
Bombardier, Inc., Sr. Unscd. Notes		7.50	2/1/2029	191,000	[c]	194,331
Spirit AeroSystems, Inc., Sr. Scd. Notes		9.75	11/15/2030	176,000	[c]	189,415
TransDigm, Inc., Gtd. Notes		5.50	11/15/2027	450,000		441,253
TransDigm, Inc., Sr. Scd. Notes		6.75	8/15/2028	90,000	[c]	92,190
TransDigm, Inc., Sr. Scd. Notes		6.88	12/15/2030	230,000	[c]	237,051
					1,154,240
Airlines - .1%
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes		5.75	4/20/2029	250,130	[c]	244,104
Automobiles & Components - .7%
Grupo Antolin-Irausa SA, Sr. Scd. Bonds	EUR	3.50	4/30/2028	390,000	[c]	329,090
IHO Verwaltungs GmbH, Sr. Scd. Bonds		6.00	5/15/2027	200,000	[c,d]	195,080
Real Hero Merger Sub 2, Inc., Sr. Unscd. Notes		6.25	2/1/2029	197,000	[c]	170,059
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	490,000	[c]	424,702
					1,118,931
Banks - .1%
Citigroup, Inc., Jr. Sub. Notes		3.88	2/18/2026	220,000	[e]	195,321
Building Materials - .6%
Eco Material Technologies, Inc., Sr. Scd. Notes		7.88	1/31/2027	277,000	[c]	277,346
Emerald Debt Merger Sub LLC, Sr. Scd. Notes		6.63	12/15/2030	336,000	[c]	343,600
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	210,000	[c]	170,087
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes		7.25	1/15/2031	143,000	[c]	150,769
					941,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Chemicals - 1.4%
INEOS Quattro Finance 2 PLC, Sr. Scd. Notes	EUR	8.50	3/15/2029	200,000	[c]	233,669
Iris Holdings, Inc., Sr. Unscd. Notes		8.75	2/15/2026	384,000	[c,d]	326,377
Italmatch Chemicals SpA, Sr. Scd. Notes	EUR	10.00	2/6/2028	297,000	[c]	339,736
Mativ Holdings, Inc., Gtd. Notes		6.88	10/1/2026	91,000	[c]	87,393
Olympus Water US Holding Corp., Sr. Scd. Notes	EUR	9.63	11/15/2028	600,000	[c]	712,008
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	4.38	11/1/2026	260,000	[c]	279,923
SCIL IV LLC/SCIL USA Holdings LLC, Sr. Scd. Bonds	EUR	9.50	7/15/2028	120,000	[c]	141,604
WR Grace Holdings LLC, Sr. Unscd. Notes		5.63	8/15/2029	240,000	[c]	211,466
					2,332,176
Collateralized Loan Obligations Debt - 52.2%
Adagio VIII DAC CLO, Ser. 8A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	10.00	4/15/2032	3,000,000	[c,f]	2,953,441
Bain Capital Euro DAC CLO , Ser. 2021-2X Cl. E, (3 Month EURIBOR +6.22%)	EUR	10.21	7/17/2034	1,500,000	[f]	1,518,614
Barings Euro DAC CLO, Ser. 2015-1A, CI. ERR, (3 Month EURIBOR +6.86%)	EUR	10.82	7/25/2035	1,500,000	[c,f]	1,572,493
Barings Euro DAC CLO, Ser. 2018-3A, Cl. E, (3 Month EURIBOR +5.79%)	EUR	9.73	7/27/2031	2,150,000	[c,f]	2,058,825
Barings Euro DAC CLO, Ser. 2019-1A, CI. ER, (3 Month EURIBOR +7.21%)	EUR	11.18	4/15/2036	1,500,000	[c,f]	1,566,360
BBAM US II Ltd. CLO , Ser. 2023-2A, Cl.D, (3 Month TSFR +8.15%)		13.54	10/15/2038	2,000,000	[c,f]	2,004,294
Birch Grove 2 Ltd. CLO, Ser. 2021-2A, Cl. E, (3 Month TSFR +7.21%)		12.61	10/19/2034	1,250,000	[c,f]	1,188,851
Birch Grove 3 Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.24%)		12.64	1/19/2035	2,000,000	[c,f]	1,963,926
BlueMountain Ltd. CLO, Ser. 2016-2A, CI. DR, (3 Month TSFR +8.05%)		13.42	8/20/2032	2,250,000	[c,f]	2,158,036
Capital Four I DAC CLO, Ser. 1A, CI. E, (3 Month EURIBOR +6.47%)	EUR	10.44	1/15/2033	1,000,000	[c,f]	1,072,207
Carlyle Euro DAC CLO, Ser. 2017-1A, Cl. DR, (3 Month EURIBOR +6.47%)	EUR	10.44	7/15/2034	1,000,000	[c,f]	1,046,110
Carlyle Euro DAC CLO, Ser. 2019-1A, CI. D, (3 Month EURIBOR +6.12%)	EUR	10.05	3/15/2032	3,000,000	[c,f]	2,990,650

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Collateralized Loan Obligations Debt - 52.2% (continued)
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2015-1A, CI. ER, (3 Month EURIBOR +8.03%)	EUR	12.00	1/16/2033	1,000,000	[c,f]	901,450
Carlyle Global Market Strategies Euro DAC CLO, Ser. 2016-2A, Cl. DRR, (3 Month EURIBOR +6.14%)	EUR	10.11	4/15/2034	1,500,000	[c,f]	1,520,219
Cathedral Lake VIII Ltd. CLO, Ser. 2021-8A, Cl. E, (3 Month TSFR +7.75%)		13.16	1/20/2035	1,000,000	[c,f]	938,618
Contego VII DAC CLO, Ser. 7A, Cl. F, (3 Month EURIBOR +8.76%)	EUR	12.76	5/14/2032	3,500,000	[c,f]	3,622,291
CQS US Ltd. CLO, Ser. 2022-2A, Cl. E1, (3 Month TSFR +6.85%)		12.27	7/20/2031	1,000,000	[c,f]	906,495
Crown Point 8 Ltd. CLO, Ser. 2019-8A, Cl. ER, (3 Month TSFR +7.39%)		12.81	10/20/2034	3,000,000	[c,f]	2,931,705
CVC Cordatus Loan Fund XIV DAC CLO, Ser. 14A, Cl. E, (3 Month EURIBOR +5.90%)	EUR	9.86	5/22/2032	1,000,000	[c,f]	1,032,780
CVC Cordatus Loan Fund XVIII DAC CLO, Ser. 18A, Cl. FR, (3 Month EURIBOR +8.85%)	EUR	12.80	7/29/2034	2,000,000	[c,f]	2,097,571
Dryden 66 Euro DAC CLO, Ser. 2018-66A, CI. E, (3 Month EURIBOR +5.41%)	EUR	9.39	1/18/2032	2,000,000	[c,f]	1,950,477
Dryden 88 Euro DAC CLO, Ser. 2020-88A, Cl. E, (3 Month EURIBOR +6.01%)	EUR	10.00	7/20/2034	1,000,000	[c,f]	961,832
Elevation Ltd. CLO, Ser. 2013-1A, Cl. D1R2, (3 Month TSFR +7.91%)		13.29	8/15/2032	1,300,000	[c,f]	1,267,156
Elm Park DAC CLO, Ser. 1A, CI. DRR, (3 Month EURIBOR +6.16%)	EUR	10.13	4/15/2034	1,167,000	[c,f]	1,205,045
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.22%)	EUR	10.19	10/15/2034	1,000,000	[c,f]	1,052,512
Fidelity Grand Harbour DAC CLO, Ser. 2021-1A, Cl. F, (3 Month EURIBOR +9.15%)	EUR	13.12	10/15/2034	1,000,000	[c,f]	1,063,352
Franklin Park Place I LLC CLO, Ser. 2022-1A, Cl. E, (3 Month TSFR +7.50%)		12.89	4/14/2035	1,300,000	[c,f]	1,239,718
GoldenTree Loan Management EUR 4 DAC CLO, Ser. 4A, Cl. ER, (3 Month EURIBOR +6.07%)	EUR	10.06	7/20/2034	1,500,000	[c,f]	1,576,023
Greywolf II Ltd. CLO, Ser. 2013-1A, Cl. DRR, (3 Month TSFR +7.31%)		12.70	4/15/2034	2,000,000	[c,f]	1,867,522
Henley VII DAC CLO , Ser. 7A, Cl. E, (3 Month EURIBOR +7.14%)	EUR	11.10	4/25/2034	1,000,000	[c,f]	1,095,781

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Collateralized Loan Obligations Debt - 52.2% (continued)
ICG Euro DAC CLO, Ser. 2021-1A, Cl. E, (3 Month EURIBOR +6.46%)	EUR	10.43	10/15/2034	1,000,000	[c,f]	1,043,495
MidOcean Credit X CLO, Ser. 2019-10A, CI. ER, (3 Month TSFR +7.42%)		12.83	10/23/2034	4,000,000	[c,f]	3,470,848
Northwoods Capital 22 Ltd. CLO, Ser. 2020-22A, Cl. ER, (3 Month TSFR +8.19%)		13.57	9/1/2031	1,100,000	[c,f]	1,071,082
Northwoods Capital 25 Ltd. CLO, Ser. 2021-25A, CI. E, (3 Month TSFR +7.40%)		12.82	7/20/2034	3,000,000	[c,f]	2,735,970
Northwoods Capital 27 Ltd. CLO, Ser. 2021-27A, Cl. E, (3 Month TSFR +7.30%)		12.70	10/17/2034	1,150,000	[c,f]	1,029,950
Purple Finance 2 DAC CLO, Ser. 2A, Cl. E, (3 Month EURIBOR +6.40%)	EUR	10.39	4/20/2032	2,600,000	[c,f]	2,708,866
Purple Finance 2 DAC CLO, Ser. 2A, Cl. F, (3 Month EURIBOR +8.84%)	EUR	12.83	4/20/2032	2,300,000	[c,f]	2,357,342
Rockford Tower Europe DAC CLO, Ser. 2019-1A, Cl. E, (3 Month EURIBOR +6.03%)	EUR	10.02	1/20/2033	2,000,000	[c,f]	2,094,708
Sound Point XXIII CLO, Ser. 2019-2A, Cl. ER, (3 Month TSFR +6.73%)		12.13	7/15/2034	4,750,000	[c,f]	3,911,953
Toro European 2 DAC CLO, Ser. 2A, Cl. ERR, (3 Month EURIBOR +6.47%)	EUR	10.43	7/25/2034	2,000,000	[c,f]	2,103,434
Toro European 6 DAC CLO, Ser. 6A, Cl. F, (3 Month EURIBOR +8.49%)	EUR	12.48	1/12/2032	1,500,000	[c,f]	1,408,541
Trimaran CAVU Ltd. CLO, Ser. 2019-1A, CI. E, (3 Month TSFR +7.30%)		12.72	7/20/2032	2,100,000	[c,f]	2,035,778
Trimaran CAVU Ltd. CLO, Ser. 2021-2A, CI. E, (3 Month TSFR +7.46%)		12.84	10/25/2034	2,000,000	[c,f]	1,899,302
Trinitas Euro V DAC CLO , Ser. 5A, Cl. F, (3 Month EURIBOR +9.34%)	EUR	13.44	10/25/2037	1,500,000	[c,f]	1,584,654
Trinitas XI Ltd. CLO, Ser. 2019-11A, CI. ER, (3 Month TSFR +7.53%)		12.93	7/15/2034	2,000,000	[c,f]	1,713,716
Venture 39 Ltd. CLO, Ser. 2020-39A, Cl. E, (3 Month TSFR +7.89%)		13.29	4/15/2033	2,350,000	[c,f]	2,185,979
Venture 41 Ltd. CLO, Ser. 2021-41A, Cl. E, (3 Month TSFR +7.97%)		13.39	1/20/2034	2,000,000	[c,f]	1,892,962
Wellfleet Ltd. CLO, Ser. 2021-3A, Cl. E, (3 Month TSFR +7.36%)		12.76	1/15/2035	1,000,000	[c,f]	898,911
Wellfleet X Ltd. CLO, Ser. 2019-XA, Cl. DR, (3 Month TSFR +6.87%)		12.29	7/20/2032	4,000,000	[c,f]	3,375,412
					88,847,257

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Collateralized Loan Obligations Equity - 2.7%
Blackrock European VIII DAC CLO, Ser. 8A, Cl. SUB	EUR	17.46	7/20/2032	1,425,000	[c,g]	981,110
Madison Park Funding X Ltd. CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	5,000,000	[c,g]	300
Providus II DAC CLO, Ser. 2A, Cl. SUB	EUR	28.78	7/15/2031	1,000,000	[c,g]	525,629
Wind River Ltd. CLO, Ser. 2016-1KRA, CI. SUB		2.82	1/15/2029	11,350,000	[c,g]	3,024,650
					4,531,689
Commercial & Professional Services - 4.3%
Adtalem Global Education, Inc., Sr. Scd. Notes		5.50	3/1/2028	139,000	[c]	133,851
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes	EUR	5.25	10/15/2026	370,000	[c]	409,483
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Scd. Bonds, Ser. 144	GBP	4.88	6/1/2028	320,000	[c]	344,920
APX Group, Inc., Sr. Scd. Notes		6.75	2/15/2027	207,000	[c]	206,774
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes		8.00	2/15/2031	420,000	[c]	419,784
BCP V Modular Services Finance II PLC, Sr. Scd. Bonds	EUR	4.75	11/30/2028	470,000	[c]	483,378
CPI CG, Inc., Sr. Scd. Notes		8.63	3/15/2026	279,000	[c]	271,067
House of HR Group BV, Sr. Scd. Bonds	EUR	9.00	11/3/2029	1,050,000	[c]	1,208,349
La Financiere Atalian SASU, Gtd. Bonds	EUR	5.13	5/15/2025	306,000	[c]	251,330
La Financiere Atalian SASU, Gtd. Notes	GBP	6.63	5/15/2025	600,000		565,912
Loxam SAS, Sr. Scd. Notes	EUR	3.75	7/15/2026	256,000		280,075
Loxam SAS, Sr. Sub. Notes	EUR	5.75	7/15/2027	430,000		469,026
Neptune BidCo US, Inc., Sr. Scd. Notes		9.29	4/15/2029	256,000	[c]	238,929
Nexi SpA, Sr. Unscd. Notes	EUR	2.13	4/30/2029	370,000		361,608
Prime Security Services Borrower LLC/Prime Finance, Inc., Scd. Notes		6.25	1/15/2028	786,000	[c]	782,030
Signal Parent, Inc., Sr. Unscd. Notes		6.13	4/1/2029	180,000	[c]	128,879
Verisure Midholding AB, Gtd. Notes	EUR	5.25	2/15/2029	665,000	[c]	702,934
					7,258,329
Consumer Discretionary - 4.1%
Allwyn Entertainment Financing UK PLC, Sr. Scd. Notes	EUR	7.25	4/30/2030	425,000	[c]	495,080
Allwyn International AS, Sr. Scd. Notes	EUR	3.88	2/15/2027	710,000	[c]	756,371

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Consumer Discretionary - 4.1% (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unscd. Notes		4.63	4/1/2030	190,000	[c]	170,537
Carnival Corp., Gtd. Notes		6.00	5/1/2029	719,000	[c]	692,376
Carnival Corp., Gtd. Notes		7.63	3/1/2026	330,000	[c]	336,173
Carnival Corp., Sr. Scd. Notes		7.00	8/15/2029	81,000	[c]	84,624
Carnival Holdings Bermuda Ltd., Gtd. Notes		10.38	5/1/2028	125,000	[c]	136,149
CCM Merger, Inc., Sr. Unscd. Notes		6.38	5/1/2026	265,000	[c]	258,986
Dealer Tire LLC/DT Issuer LLC, Sr. Unscd. Notes		8.00	2/1/2028	449,000	[c]	445,033
Everi Holdings, Inc., Gtd. Notes		5.00	7/15/2029	151,000	[c]	137,252
Green Bidco SA, Sr. Scd. Bonds	EUR	10.25	7/15/2028	180,000	[c]	174,837
International Game Technology PLC, Sr. Scd. Notes		5.25	1/15/2029	340,000	[c]	333,140
Lottomatica SpA, Sr. Scd. Notes	EUR	7.13	6/1/2028	350,000	[c]	408,455
NCL Corp. Ltd., Gtd. Notes		5.88	3/15/2026	454,000	[c]	443,945
NCL Corp. Ltd., Sr. Scd. Notes		5.88	2/15/2027	152,000	[c]	150,783
NCL Corp. Ltd., Sr. Scd. Notes		8.13	1/15/2029	86,000	[c]	89,899
Pinewood Finance Co. Ltd., Sr. Scd. Bonds	GBP	3.63	11/15/2027	330,000	[c]	388,490
Royal Caribbean Cruises Ltd., Gtd. Notes		7.25	1/15/2030	98,000	[c]	102,410
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes		4.25	7/1/2026	47,000	[c]	45,425
Scientific Games Holdings LP/Scientific Games US Finco, Inc., Sr. Unscd. Notes		6.63	3/1/2030	179,000	[c]	169,444
Verde Purchaser LLC, Sr. Scd. Notes		10.50	11/30/2030	139,000	[c]	140,237
Versuni Group BV, Sr. Scd. Bonds	EUR	3.13	6/15/2028	400,000	[c]	389,663
Viking Cruises Ltd., Sr. Unscd. Notes		9.13	7/15/2031	215,000	[c]	229,252
Windsor Holdings III LLC, Sr. Scd. Notes		8.50	6/15/2030	332,000	[c]	347,364
					6,925,925
Consumer Staples - .2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, Sr. Scd. Notes		4.75	1/15/2029	280,000	[c]	267,298
Diversified Financials - 2.6%
Encore Capital Group, Inc., Sr. Scd. Bonds	GBP	5.38	2/15/2026	230,000	[c]	280,587
Encore Capital Group, Inc., Sr. Scd. Notes	GBP	4.25	6/1/2028	580,000	[c]	635,291
Garfunkelux Holdco 3 SA, Sr. Scd. Bonds	GBP	7.75	11/1/2025	455,000	[c]	448,760

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Diversified Financials - 2.6% (continued)
Garfunkelux Holdco 3 SA, Sr. Scd. Notes	EUR	6.75	11/1/2025	1,170,000	[c]	1,031,089
Intrum AB, Sr. Unscd. Notes	EUR	4.88	8/15/2025	940,000	[c]	973,505
Nationstar Mortgage Holdings, Inc., Gtd. Notes		5.00	2/1/2026	410,000	[c]	401,219
Navient Corp., Sr. Unscd. Notes		5.00	3/15/2027	190,000		183,615
OneMain Finance Corp., Gtd. Notes		7.88	3/15/2030	84,000		86,542
PennyMac Financial Services, Inc., Gtd. Notes		7.88	12/15/2029	229,000	[c]	236,054
United Wholesale Mortgage LLC, Sr. Unscd. Notes		5.75	6/15/2027	188,000	[c]	184,453
					4,461,115
Energy - 3.1%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unscd. Notes		8.25	2/15/2026	517,000	[c]	520,112
Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unscd. Notes		6.63	7/15/2026	500,000	[c]	497,448
Chesapeake Energy Corp., Gtd. Notes		5.88	2/1/2029	156,000	[c]	153,043
Comstock Resources, Inc., Gtd. Notes		6.75	3/1/2029	440,000	[c]	402,940
Energy Transfer LP, Jr. Sub. Bonds, Ser. B		6.63	2/15/2028	590,000	[e]	494,856
EQM Midstream Partners LP, Sr. Unscd. Notes		5.50	7/15/2028	396,000		392,619
Moss Creek Resources Holdings, Inc., Gtd. Notes		7.50	1/15/2026	260,000	[c]	259,706
Noble Finance II LLC, Gtd. Notes		8.00	4/15/2030	150,000	[c]	156,210
Northern Oil & Gas, Inc., Sr. Unscd. Notes		8.13	3/1/2028	260,000	[c]	263,520
Northriver Midstream Finance LP, Sr. Scd. Notes		5.63	2/15/2026	250,000	[c]	242,640
Rockcliff Energy II LLC, Sr. Unscd. Notes		5.50	10/15/2029	418,000	[c]	395,617
Rockies Express Pipeline LLC, Sr. Unscd. Notes		4.80	5/15/2030	343,000	[c]	314,287
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., Sr. Unscd. Notes		7.88	11/1/2028	221,000	[c]	229,190
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		3.88	11/1/2033	445,000	[c]	377,648
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		4.13	8/15/2031	180,000	[c]	158,811
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes		6.25	1/15/2030	76,000	[c]	75,689
Venture Global LNG, Inc., Sr. Scd. Notes		8.13	6/1/2028	274,000	[c]	276,961
					5,211,297

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Environmental Control - .2%
Covanta Holding Corp., Gtd. Notes		5.00	9/1/2030	91,000		77,653
Madison IAQ LLC, Sr. Scd. Notes		4.13	6/30/2028	54,000	[c]	49,148
Waste Pro USA, Inc., Sr. Unscd. Notes		5.50	2/15/2026	236,000	[c]	227,417
					354,218
Food Products - .5%
Boparan Finance PLC, Sr. Scd. Bonds	GBP	7.63	11/30/2025	264,000	[c]	301,174
Pilgrim's Pride Corp., Gtd. Notes		3.50	3/1/2032	258,000		218,452
US Foods, Inc., Gtd. Notes		6.88	9/15/2028	252,000	[c]	259,714
					779,340
Health Care - 2.5%
Bausch Health Cos., Inc., Sr. Scd. Notes		11.00	9/30/2028	255,000	[c]	186,017
Cheplapharm Arzneimittel GmbH, Sr. Scd. Bonds	EUR	4.38	1/15/2028	320,000	[c]	345,349
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	260,000	[c]	246,132
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.25	5/15/2030	332,000	[c]	278,125
CHS/Community Health Systems, Inc., Sr. Scd. Notes		5.63	3/15/2027	670,000	[c]	623,397
CHS/Community Health Systems, Inc., Sr. Scd. Notes		8.00	3/15/2026	50,000	[c]	49,878
Cidron Aida Finco Sarl, Sr. Scd. Bonds	GBP	6.25	4/1/2028	255,000	[c]	307,637
Ephios Subco 3 Sarl, Sr. Scd. Bonds	EUR	7.88	1/31/2031	260,000	[c]	297,587
LifePoint Health, Inc., Sr. Scd. Notes		9.88	8/15/2030	654,000	[c]	661,744
Medline Borrower LP, Sr. Scd. Notes		3.88	4/1/2029	282,000	[c]	255,310
Medline Borrower LP, Sr. Unscd. Notes		5.25	10/1/2029	71,000	[c]	67,018
Option Care Health, Inc., Gtd. Notes		4.38	10/31/2029	401,000	[c]	362,892
Organon & Co./Organon Foreign Debt Co-Issuer BV, Sr. Scd. Notes		4.13	4/30/2028	200,000	[c]	184,278
Tenet Healthcare Corp., Sr. Scd. Notes		4.63	6/15/2028	180,000		171,889
Tenet Healthcare Corp., Sr. Scd. Notes		6.75	5/15/2031	260,000	[c]	266,058
					4,303,311
Industrial - .7%
Artera Services LLC, Sr. Scd. Notes		9.03	12/4/2025	200,000	[c]	189,385
Assemblin Group AB, Sr. Scd. Bonds, (3 Month EURIBOR +5.00%)	EUR	8.96	7/5/2029	303,000	[c,f]	340,310
Husky III Holding Ltd., Sr. Unscd. Notes		13.00	2/15/2025	245,000	[c,d]	244,539
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	320,000	[c]	342,737
					1,116,971

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Information Technology - .9%
AthenaHealth Group, Inc., Sr. Unscd. Notes		6.50	2/15/2030	867,000	[c]	787,680
Central Parent, Inc./CDK Global, Inc., Sr. Scd. Notes		7.25	6/15/2029	285,000	[c]	290,869
Cloud Software Group, Inc., Sr. Scd. Notes		6.50	3/31/2029	268,000	[c]	255,471
Elastic NV, Sr. Unscd. Notes		4.13	7/15/2029	298,000	[c]	273,953
					1,607,973
Insurance - .7%
Acrisure LLC/Acrisure Finance, Inc., Sr. Scd. Notes		4.25	2/15/2029	670,000	[c]	605,657
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Scd. Notes		6.75	4/15/2028	360,000	[c]	368,516
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unscd. Notes		6.75	10/15/2027	260,000	[c]	259,350
					1,233,523
Internet Software & Services - .3%
The Very Group Funding PLC, Sr. Scd. Bonds	GBP	6.50	8/1/2026	469,000	[c]	522,833
Materials - 1.6%
ARD Finance SA, Sr. Scd. Notes	EUR	5.00	6/30/2027	370,000	[c,d]	205,974
Clydesdale Acquisition Holdings, Inc., Gtd. Notes		8.75	4/15/2030	460,000	[c]	429,445
Clydesdale Acquisition Holdings, Inc., Sr. Scd. Notes		6.63	4/15/2029	230,000	[c]	226,386
Kleopatra Finco Sarl, Sr. Scd. Bonds	EUR	4.25	3/1/2026	390,000	[c]	356,934
LABL, Inc., Sr. Scd. Notes		6.75	7/15/2026	240,000	[c]	233,647
LABL, Inc., Sr. Scd. Notes		9.50	11/1/2028	169,000	[c]	170,901
LABL, Inc., Sr. Unscd. Notes		10.50	7/15/2027	284,000	[c]	272,690
Mauser Packaging Solutions Holding Co., Scd. Notes		9.25	4/15/2027	91,000	[c]	89,420
Mauser Packaging Solutions Holding Co., Sr. Scd. Notes		7.88	8/15/2026	343,000	[c]	349,373
Trivium Packaging Finance BV, Sr. Scd. Bonds	EUR	3.75	8/15/2026	420,000	[c]	450,468
					2,785,238
Media - 4.0%
Altice Financing SA, Sr. Scd. Bonds		5.75	8/15/2029	200,000	[c]	177,749
Altice Finco SA, Scd. Notes	EUR	4.75	1/15/2028	160,000	[c]	147,232
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.25	1/15/2034	90,000	[c]	73,257
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		4.50	5/1/2032	288,000		247,043

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Media - 4.0% (continued)
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes		5.13	5/1/2027	733,000	[c]	708,660
CSC Holdings LLC, Gtd. Notes		5.38	2/1/2028	310,000	[c]	274,125
CSC Holdings LLC, Gtd. Notes		5.50	4/15/2027	280,000	[c]	258,991
CSC Holdings LLC, Gtd. Notes		11.25	5/15/2028	200,000	[c]	206,213
CSC Holdings LLC, Sr. Unscd. Bonds		5.25	6/1/2024	390,000		382,060
CSC Holdings LLC, Sr. Unscd. Notes		5.75	1/15/2030	410,000	[c]	255,651
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc., Sr. Scd. Notes		5.88	8/15/2027	475,000	[c]	446,689
DISH DBS Corp., Gtd. Notes		7.75	7/1/2026	234,000		163,224
DISH Network Corp., Sr. Scd. Notes		11.75	11/15/2027	839,000	[c]	876,480
Gray Television, Inc., Gtd. Notes		5.88	7/15/2026	80,000	[c]	77,891
Gray Television, Inc., Gtd. Notes		7.00	5/15/2027	90,000	[c]	85,631
iHeartCommunications, Inc., Sr. Scd. Notes		6.38	5/1/2026	370,000		315,811
Nexstar Media, Inc., Gtd. Notes		4.75	11/1/2028	290,000	[c]	267,463
Scripps Escrow, Inc., Gtd. Notes		5.88	7/15/2027	251,000	[c]	223,231
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	397,493	[c,d]	438,129
Summer BidCo BV, Sr. Unscd. Bonds	EUR	9.00	11/15/2025	215,679	[c,d]	237,729
TEGNA, Inc., Gtd. Notes		4.75	3/15/2026	230,000	[c]	223,894
Virgin Media Secured Finance PLC, Sr. Scd. Bonds	GBP	5.00	4/15/2027	300,000	[c]	373,485
VZ Secured Financing BV, Sr. Scd. Notes	EUR	3.50	1/15/2032	380,000	[c]	371,607
					6,832,245
Metals & Mining - .7%
Arsenal AIC Parent LLC, Sr. Scd. Notes		8.00	10/1/2030	220,000	[c]	229,814
Cleveland-Cliffs, Inc., Gtd. Notes		6.75	4/15/2030	132,000	[c]	134,024
FMG Resources August 2006 Pty Ltd., Gtd. Notes		4.38	4/1/2031	420,000	[c]	384,759
Taseko Mines Ltd., Sr. Scd. Notes		7.00	2/15/2026	516,000	[c]	490,396
					1,238,993
Real Estate - 2.3%
Diversified Healthcare Trust, Gtd. Notes		4.38	3/1/2031	178,000		133,810
Diversified Healthcare Trust, Gtd. Notes		9.75	6/15/2025	206,000		202,402
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	2/15/2028	473,000		363,983
Diversified Healthcare Trust, Sr. Unscd. Notes		4.75	5/1/2024	370,000		369,001
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	1,000,000		1,072,625
Emeria SASU, Sr. Scd. Bonds	EUR	7.75	3/31/2028	510,000	[c]	547,039

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Real Estate - 2.3% (continued)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Gtd. Notes		5.25	10/1/2025	300,000	[c]	296,215
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Scd. Notes		4.88	5/15/2029	420,000	[c]	389,231
Rithm Capital Corp., Sr. Unscd. Notes		6.25	10/15/2025	412,000	[c]	406,014
Service Properties Trust, Sr. Unscd. Notes		4.50	3/15/2025	170,000		166,177
					3,946,497
Retailing - 1.4%
Advance Auto Parts, Inc., Gtd. Notes		5.95	3/9/2028	155,000		154,342
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Scd. Notes		4.63	1/15/2029	230,000	[c]	208,899
Foundation Building Materials, Inc., Gtd. Notes		6.00	3/1/2029	180,000	[c]	162,029
PetSmart, Inc./PetSmart Finance Corp., Gtd. Notes		7.75	2/15/2029	500,000	[c]	486,824
Shiba Bidco SpA, Sr. Scd. Bonds	EUR	4.50	10/31/2028	354,000	[c]	368,388
SRS Distribution, Inc., Gtd. Notes		6.00	12/1/2029	319,000	[c]	297,808
Staples, Inc., Sr. Scd. Notes		7.50	4/15/2026	210,000	[c]	195,561
Staples, Inc., Sr. Unscd. Notes		10.75	4/15/2027	60,000	[c]	43,780
White Cap Buyer LLC, Sr. Unscd. Notes		6.88	10/15/2028	478,000	[c]	463,307
White Cap Parent LLC, Sr. Unscd. Notes		8.25	3/15/2026	80,000	[c,d]	79,733
					2,460,671
Technology Hardware & Equipment - .4%
McAfee Corp., Sr. Unscd. Notes		7.38	2/15/2030	310,000	[c]	283,522
Western Digital Corp., Gtd. Notes		4.75	2/15/2026	340,000		333,781
					617,303
Telecommunication Services - 2.2%
Altice France Holding SA, Sr. Scd. Notes	EUR	8.00	5/15/2027	1,150,000	[c]	732,822
Altice France SA, Sr. Scd. Notes		5.50	1/15/2028	800,000	[c]	659,492
C&W Senior Financing DAC, Sr. Unscd. Notes		6.88	9/15/2027	400,000	[c]	373,076
Frontier Communications Holdings LLC, Scd. Notes		6.75	5/1/2029	110,000	[c]	98,477
Frontier Communications Holdings LLC, Sr. Scd. Notes		5.88	10/15/2027	86,000	[c]	83,156
Frontier Communications Holdings LLC, Sr. Scd. Notes		8.75	5/15/2030	289,000	[c]	297,528
Iliad Holding SASU, Sr. Scd. Notes		6.50	10/15/2026	407,000	[c]	406,495

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 93.9% (continued)
Telecommunication Services - 2.2% (continued)
Lumen Technologies, Inc., Sr. Scd. Notes		4.00	2/15/2027	289,000	[c]	186,784
TalkTalk Telecom Group Ltd., Gtd. Notes	GBP	3.88	2/20/2025	160,000		160,861
Telecom Italia Capital SA, Gtd. Notes		7.72	6/4/2038	170,000		173,326
Telesat Canada/Telesat LLC, Sr. Scd. Notes		5.63	12/6/2026	270,000	[c]	165,838
Vmed O2 UK Financing I PLC, Sr. Scd. Bonds	GBP	4.50	7/15/2031	320,000	[c]	353,837
					3,691,692
Utilities - 2.1%
Calpine Corp., Sr. Unscd. Notes		4.63	2/1/2029	370,000	[c]	344,025
Calpine Corp., Sr. Unscd. Notes		5.00	2/1/2031	485,000	[c]	445,243
Clearway Energy Operating LLC, Gtd. Notes		3.75	1/15/2032	210,000	[c]	183,195
Energia Group Roi Financeco DAC, Sr. Scd. Bonds	EUR	6.88	7/31/2028	540,000	[c]	620,515
NextEra Energy Operating Partners LP, Gtd. Notes		3.88	10/15/2026	163,000	[c]	155,319
NextEra Energy Operating Partners LP, Sr. Unscd. Notes		7.25	1/15/2029	182,000	[c]	190,651
NRG Energy, Inc., Gtd. Notes		3.88	2/15/2032	120,000	[c]	102,867
NRG Energy, Inc., Gtd. Notes		5.25	6/15/2029	180,000	[c]	174,513
NRG Energy, Inc., Jr. Sub. Bonds		10.25	3/15/2028	300,000	[c,e]	312,624
Pike Corp., Sr. Unscd. Notes		8.63	1/31/2031	173,000	[c]	182,012
Solaris Midstream Holdings LLC, Gtd. Notes		7.63	4/1/2026	495,000	[c]	502,278
Vistra Corp., Jr. Sub. Bonds		7.00	12/15/2026	93,000	[c,e]	91,732
Vistra Operations Co. LLC, Gtd. Notes		4.38	5/1/2029	72,000	[c]	67,293
Vistra Operations Co. LLC, Gtd. Notes		7.75	10/15/2031	230,000	[c]	239,048
					3,611,315
Total Bonds and Notes (cost $164,719,302)				159,631,237

Floating Rate Loan Interests - 47.4%
Advertising - .4%
CB Poly US Holdings, Inc., Initial Term Loan, (3 Month TSFR +5.50%)		10.85	5/20/2029	224,586	[f]	222,996
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 Month TSFR +3.76%)		9.14	8/21/2026	267,030	[f]	264,748

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Advertising - .4% (continued)
Dotdash Meredith, Inc., Term Loan B, (1 Month TSFR +4.10%)		9.44	12/1/2028	159,592	[f]	158,794
					646,538
Aerospace & Defense - .4%
Dynasty Acquisition I Co., Term Loan B-1, (1 Month TSFR +4.00%)		9.36	8/24/2028	414,417	[f]	416,007
Spirit AeroSystems, Inc., New Initial Term Loan, (3 Month TSFR +4.25%)		9.63	1/15/2027	147,389	[f]	148,064
Standard Aero Ltd., Refinancing Term Loan B-2, (1 Month TSFR +4.00%)		9.36	8/24/2028	177,608	[f]	178,289
					742,360
Automobiles & Components - .8%
Burgess Point Purchaser, Initial Term Loan, (1 Month TSFR +5.35%)		10.71	7/25/2029	109,035	[f]	103,640
Clarios Global LP, First Lien Amendment No. 1 Euro Term Loan, (1 Month EURIBOR +3.25%)	EUR	7.09	4/30/2026	664,804	[f]	736,549
First Brands Group LLC, 2022 Incremental Term Loan, (3 Month TSFR +5.43%)		10.88	3/30/2027	251,324	[f]	249,911
First Brands Group LLC, First Lien 2021 Term Loan, (6 Month TSFR +5.43%)		10.88	3/30/2027	129,335	[f]	128,527
Realtruck Group, Inc., Initial Term Loan, (1 Month TSFR +3.50%)		8.97	1/29/2028	169,130	[f]	167,298
Realtruck Group, Inc., Second Amendment Incremental Term Loan, (1 Month TSFR +5.00%)		10.47	1/29/2028	40,000	[f]	40,000
					1,425,925
Banks - .1%
Ascensus Holdings, Inc., Second Lien Initial Term Loan, (3 Month TSFR +6.76%)		12.18	8/2/2029	98,446	[f]	95,062
Beverage Products - .3%
Triton Water Holdings, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.51%)		8.86	3/31/2028	491,222	[f]	487,538
Building Materials - 1.4%
BME Group Holding BV, Facility B2, (3 Month EURIBOR +4.75%)	EUR	8.70	12/31/2029	1,000,000	[f]	1,057,181
Cornerstone Building, New Term Loan B, (1 Month TSFR +3.35%)		8.71	4/12/2028	508,991	[f]	509,999

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Building Materials - 1.4% (continued)
LSF10 XL Bidco SCA, Facility Term Loan B-4, (3 Month EURIBOR +4.18%)	EUR	8.10	4/9/2028	853,470	[f]	833,517
					2,400,697
Chemicals - 2.5%
Aruba Investment Holding, Euro Term Loan B, (1 Month EURIBOR +4.00%)	EUR	7.84	11/24/2027	972,500	[f]	1,019,912
Aruba Investment Holding, First Lien Initial Dollar Term Loan, (1 Month TSFR +4.10%)		9.46	11/24/2027	94,345	[f]	93,313
Derby Buyer LLC, Initial Term Loan, (1 Month TSFR +4.25%)		9.59	11/1/2030	99,123	[f]	99,371
Flint Group Packaging Inks North America Holdings, Term Loan B, (3 Month TSFR +5.26%)		10.67	12/31/2026	861,307	[d,f]	790,250
Flint Group Topco Ltd., Facility Term Loan, (3 Month EURIBOR +0.10%)	EUR	4.10	12/31/2027	90,862	[d,f]	12,371
Flint Group Topco Ltd., Term Loan 2, (3 Month TSFR +7.26%)		12.67	12/31/2027	2,130,704	[d,f]	262,790
Flint Group Topco Ltd., USD Term Loan, (3 Month TSFR +7.26%)		12.67	12/31/2027	419,987	[d,f]	308,690
Herens Holdco Sarl, Term Loan, (3 Month EURIBOR +3.93%)	EUR	7.85	7/3/2028	1,000,000	[f]	1,016,556
Hexion Holdings Corp., First Lien Initial Term Loan, (3 Month TSFR +4.65%)		10.02	3/15/2029	209,468	[f]	201,801
SCIH Salt Holdings, Inc., First Lien Incremental Term Loan B-1, (1 Month TSFR +4.11%)		9.47	3/16/2027	400,026	[f]	401,182
					4,206,236
Commercial & Professional Services - 6.1%
Albion Financing 3 Sarl, 2023 & 2026 Term Loan, (3 Month EURIBOR +5.25%)	EUR	9.25	8/17/2026	1,000,000	[f]	1,108,559
Albion Financing 3 SARL, 2023 Incremental Term Loan B, (3 Month EURIBOR +5.25%)	EUR	9.25	8/17/2026	1,000,000	[f]	1,108,785
American Auto Auction, First Lien Tranche Term Loan B, (3 Month TSFR +5.15%)		10.50	12/30/2027	601,640	[f]	594,619
CIBT Global, Inc., First Lien Term Loan, (3 Month TSFR +1.26%)		4.75	6/1/2024	1,089,118	[f]	687,702
CoreLogic, Inc., First Lien Initial Term Loan, (1 Month TSFR +3.61%)		8.97	6/2/2028	183,500	[f]	179,066

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Commercial & Professional Services - 6.1% (continued)
Division Holding Corp., Term Loan B, (1 Month TSFR +4.86%)		10.22	5/27/2028	155,901	[f]	155,122
Europa University Education Group SL, Term Loan B, (3 Month EURIBOR +4.50%)	EUR	4.50	11/2/2029	1,000,000	[f,h]	1,096,222
Indy US Holdco LLC, 2023 Incremental Dollar Term Loan, (1 Month TSFR +6.25%)		11.61	3/6/2028	1,023,940	[f]	1,004,101
Infinitas Learning Finco, Term Loan B, (6 Month EURIBOR +4.45%)	EUR	8.59	9/30/2028	1,000,000	[f]	1,099,021
KUEHG Corp., Term Loan, (3 Month TSFR +5.00%)		10.35	6/12/2030	329,175	[f]	331,027
Modulaire Group Holdings, Facility Term Loan B, (3 Month EURIBOR +4.43%)	EUR	8.35	12/31/2028	1,000,000	[f]	1,058,346
Neptune BidCo US, Inc., Dollar Term Loan B, (3 Month TSFR +5.10%)		10.51	4/11/2029	411,479	[f]	376,960
OMNIA Partners LLC, Delayed Draw Term Loan, (1 Month TSFR +4.25%)		4.25	7/25/2030	23,615	[f]	23,792
OMNIA Partners LLC, Initial Term Loan, (3 Month TSFR +4.25%)		9.63	7/25/2030	251,385	[f]	253,272
Prometric Holdings, Inc., First Lien Term Loan, (1 Month TSFR +5.36%)		10.72	1/29/2025	189,681	[f]	189,830
RLG Holdings LLC, First Lien Closing Date Initial Term Loan, (1 Month TSFR +4.36%)		9.72	7/10/2028	170,788	[f]	161,053
Safe Fleet Holdings LLC, Second Lien Initial Term Loan, (1 Month TSFR +6.85%)		12.21	2/1/2026	96,800	[f]	94,670
Signal Parent, Inc., Initial Term Loan, (1 Month TSFR +3.60%)		8.96	4/1/2028	351,174	[f]	314,652
Spring Education Group, Inc., Initial Term Loan, (3 Month TSFR +4.50%)		9.85	10/4/2030	209,035	[f]	209,897
Vaco Holdings LLC, Initial Term Loan, (6 Month TSFR +5.00%)		10.43	1/21/2029	29,924	[f]	29,606
Verscend Holding Corp., New Term Loan B, (1 Month TSFR +4.11%)		9.47	8/27/2025	333,291	[f]	334,817
					10,411,119
Consumer Discretionary - 3.3%
AI Aqua Merger Sub, Inc., Initial Term Loan B, (1 Month TSFR +3.75%)		9.09	7/31/2028	362,242	[f]	362,970
Ammega Group BV, 2023 Facility Term Loan B-2, (3 Month EURIBOR +5.00%)	EUR	8.93	12/1/2028	1,500,000	[f]	1,657,167

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Consumer Discretionary - 3.3% (continued)
AP Gaming I LLC, Term Loan B, (1 Month TSFR +4.10%)		9.46	2/15/2029	236,333	[f]	237,588
Awaze Ltd., Facility B3, (3 Month EURIBOR +5.00%)	EUR	8.93	9/25/2028	623,154	[f]	672,886
Bally's Corp., Facility Term Loan B, (3 Month TSFR +3.51%)		8.93	10/2/2028	186,425	[f]	177,193
Cirque Du Soleil Holding, Initial Term Loan, (3 Month TSFR +4.25%)		9.60	3/8/2030	154,223	[f]	153,886
Compass III Limited, Term Loan B, (3 Month EURIBOR +5.00%)	EUR	8.93	5/9/2028	376,846	[f]	406,921
Crown Finance US, Inc., Initial Term Loan, (3 Month TSFR +1.50%)		7.38	7/31/2028	202,305	[d,f]	205,846
ECL Entertainment LLC, Facility Term Loan B, (1 Month TSFR +4.75%)		10.11	9/2/2030	152,950	[f]	153,561
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.25%)		9.72	4/26/2028	222,938	[f]	219,873
J&J Ventures Gaming LLC, 2023 Delayed Draw Term Loan, (1 Month TSFR +4.36%)		9.72	4/26/2028	123,854	[f]	122,151
Ontario Gaming GTA LP, Term Loan B, (3 Month TSFR +4.25%)		9.60	7/20/2030	258,333	[f]	259,763
Tecta America Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.47	4/10/2028	472,767	[f]	474,689
Verde Purchaser LLC, Initial Term Loan, (1 Month TSFR +5.00%)		10.35	12/2/2030	210,000	[f]	204,357
Windsor Holdings III LLC, USD 2023 Term Loan, (1 Month TSFR +4.50%)		9.84	8/1/2030	302,575	[f]	305,222
					5,614,073
Consumer Durables & Apparel - .1%
S&S Holdings LLC, First Lien Initial Term Loan, (3 Month TSFR +5.10%)		10.50	3/11/2028	158,917	[f]	155,838
Consumer Staples - .5%
Hunter Douglas, Inc., Tranche Term Loan B-1, (3 Month TSFR +3.50%)		8.88	2/26/2029	460,863	[f]	459,941
Kronos Acquisition Holdings, Inc., Tranche Term Loan B-1, (3 Month TSFR +4.01%)		9.36	12/22/2026	410,917	[f]	411,315
					871,256

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Diversified Financials - 1.5%
BHN Merger Sub, Inc., Second Lien Term Loan, (1 Month TSFR +7.10%)		12.46	6/15/2026	145,000	[f]	143,550
Edelman Financial Center, Term Loan, (1 Month TSFR +3.75%)		8.97	4/7/2028	523,291	[f]	524,683
Edelman Financial Center, Term Loan B, (1 Month TSFR +6.75%)		12.22	7/20/2026	120,000	[f]	120,225
Nexus Buyer LLC, Amendment No. 5 Term Loan, (1 Month TSFR +4.50%)		9.86	12/13/2028	180,000	[f]	179,101
Russell Investments US, 2025 New Term Loan, (1 Month TSFR +3.60%)		8.96	5/30/2025	492,179	[f]	462,341
Trevise Holdings 1, Term Loan, (1 Month EURIBOR +4.90%)	EUR	8.76	7/31/2029	1,000,000	[f]	1,117,197
					2,547,097
Electronic Components - .3%
Roper Industrial Products Investment Co., First Lien Term Loan, (3 Month TSFR +4.00%)		9.35	11/22/2029	453,079	[f]	454,638
Energy - 1.0%
Freeport LNG Investments, Initial Term Loan B, (3 Month TSFR +3.76%)		9.18	12/21/2028	578,885	[f]	579,455
Gulf Finance LLC, Term Loan, (1-12 Month TSFR +7.02%)		12.43	8/25/2026	508,011	[f]	509,281
Traverse Midstream Partners, Advance Term Loan, (3 Month TSFR +3.85%)		9.24	9/27/2024	314,193	[f]	315,109
WaterBridge Midstream Operating, Initial Term Loan, (3 Month TSFR +6.01%)		11.39	6/21/2026	344,210	[f]	345,158
					1,749,003
Financials - .1%
Jump Financial LLC, Term Loan, (3 Month TSFR +4.76%)		10.11	8/6/2028	197,975	[f]	196,985
Food Products - 1.4%
Biscuit Holding SASU, Facility Term Loan B, (6 Month EURIBOR +4.00%)	EUR	8.14	2/14/2027	1,000,000	[f]	997,143
Chobani LLC, 2023 Additional Term Loan, (1 Month TSFR +3.75%)		9.11	10/25/2027	86,667	[f]	86,920
Max US Bidco, Inc., Initial Term Loan, (3 Month TSFR +5.00%)		10.35	10/2/2030	260,000	[f]	243,685
ZF Invest SAS, Term Loan B, (3 Month EURIBOR +3.73%)	EUR	7.71	7/12/2028	1,000,000	[f]	1,076,202
					2,403,950

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Food Service - .6%
Telfer Investments SL, Facility Term Loan B-1, (6 Month EURIBOR +4.75%)	EUR	8.70	7/1/2026	1,000,000	[f]	1,088,842
Foreign Governmental - .7%
WP/AP Holdings, Facility Term Loan B, (3 Month EURIBOR +3.80%)	EUR	7.73	11/18/2028	1,000,000	[f]	1,105,959
Health Care - 7.9%
Auris Luxembourg III SA, Facility Term Loan B-1, (6 Month EURIBOR +4.00%)	EUR	8.03	2/21/2026	2,000,000	[f]	2,175,345
Auris Luxembourg III SA, Facility Term Loan B-2, (3-6 Month TSFR +3.75%)		9.61	2/21/2026	313,355	[f]	310,143
Chrome BidCo SASU, Incremental TLC Facility Term Loan, (1 Month EURIBOR +4.00%)	EUR	7.84	2/16/2029	1,000,000	[f]	996,315
eResearchTechnology, Inc., First Lien Initial Term Loan, (1 Month TSFR +4.61%)		9.96	2/4/2027	435,995	[f]	436,098
Financiere Verdi I SASU, Facility Term Loan B, (3 Month SONIA +4.50%)	GBP	9.75	4/15/2028	1,500,000	[f]	1,759,017
Gainwell Acquisition Corp., Term Loan B, (3 Month TSFR +4.10%)		9.45	10/1/2027	523,709	[f]	510,616
GHX Ultimate Parent Corp., 2023 Term Loan, (3 Month TSFR +4.75%)		10.12	6/28/2027	169,150	[f]	169,820
Inovie SASU, Senior Facility Term Loan B, (3 Month EURIBOR +4.00%)	EUR	7.93	3/3/2028	1,000,000	[f]	1,011,340
Inula Natural Health Group, Senior Facility Term Loan B, (3 Month EURIBOR +3.75%)	EUR	7.68	12/11/2025	903,382	[f]	966,123
LifePoint Health, Inc., Term Loan B, (3 Month TSFR +5.76%)		11.17	11/16/2028	260,000	[f]	259,708
Neuraxpharm Arzneimittel, Facility Term Loan B-1, (3 Month EURIBOR +3.75%)	EUR	7.70	12/11/2027	633,857	[f]	695,373
Neuraxpharm Arzneimittel, Facility Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.70	12/11/2027	366,143	[f]	401,677
Pique Bidco SL, Term Loan, (3 Month EURIBOR +4.75%)	EUR	8.68	12/18/2030	1,000,000	[f]	1,099,810
Sirona BidCo SASU, Facility Term Loan B, (3 Month EURIBOR +4.50%)	EUR	8.43	12/16/2028	1,000,000	[f]	966,298
Star Parent, Inc., Term Loan, (3 Month TSFR +4.00%)		9.35	9/30/2030	150,000	[f]	148,604

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Health Care - 7.9% (continued)
US Anesthesia Partners, Initial Term Loan, (1 Month TSFR +4.36%)		9.71	10/2/2028	158,030	[f]	145,037
VetStrategy Canada Holdings, Inc., Facility Term Loan B-9, (3 Month TSFR +5.50%)		10.87	11/20/2028	1,000,000	[f]	1,005,415
WCG Purchaser Corp., First Lien Initial Term Loan, (1 Month TSFR +4.11%)		9.47	1/8/2027	376,996	[f]	378,293
					13,435,032
Industrial - .6%
CPM Holdings, Inc., Initial Term Loan, (1 Month TSFR +4.50%)		9.84	9/28/2028	243,469	[f]	244,586
DXP Enterprises, Inc./TX, Initial Term Loan, (6 Month TSFR +4.85%)		10.29	10/7/2030	269,167	[f]	270,849
LSF12 Badger Bidco LLC, Initial Term Loan, (1 Month TSFR +6.00%)		11.36	7/10/2030	190,000	[f]	189,881
Powerteam Services LLC, First Lien Initial Term Loan, (3 Month TSFR +3.35%)		8.70	3/6/2025	179,050	[f]	169,042
Revere Power LLC, Term Loan B, (1 Month TSFR +4.25%)		9.71	3/30/2026	182,007	[f]	161,440
Revere Power LLC, Term Loan C, (1 Month TSFR +4.25%)		9.71	3/30/2026	15,939	[f]	14,138
					1,049,936
Information Technology - 3.1%
Boxer Parent Co., Inc., 2021 Replacement Dollar Term Loan, (1 Month TSFR +3.75%)		9.11	10/2/2025	390,215	[f]	392,045
Dedalus Finance GmbH, Additional Term Loan B-2, (3 Month EURIBOR +3.75%)	EUR	7.71	5/31/2027	1,000,000	[f]	1,052,429
HireRight Holdings Corp., Term Loan B, (1 Month TSFR +4.00%)		9.36	9/30/2030	216,082	[f]	215,888
HS Purchaser LLC, First Lien 7th Amendment Refinancing Term Loan, (3 Month TSFR +4.10%)		9.48	11/30/2026	273,579	[f]	259,998
Idera, Inc., First Lien Initial Term Loan, (3 Month TSFR +3.90%)		9.28	3/2/2028	316,743	[f]	315,753
Mitchell International, First Lien Initial Term Loan, (3 Month TSFR +4.01%)		9.40	10/15/2028	315,980	[f]	316,299
Mitchell International, Second Lien Initial Term Loan, (3 Month TSFR +6.76%)		12.15	10/15/2029	107,692	[f]	106,044

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Information Technology - 3.1% (continued)
Polaris Newco LLC, First Lien Dollar Term Loan, (1 Month TSFR +4.11%)		9.47	6/5/2028	306,755	[f]	303,035
Project Alpha Intermediate Holding, Inc., Term Loan B, (1 Month TSFR +4.75%)		10.11	10/26/2030	233,333	[f]	235,059
Quest Software, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.40%)		9.78	2/1/2029	396,040	[f]	304,511
Tibco Software, Inc., Term Loan, (2-3 Month TSFR +4.60%)		9.95	10/2/2028	278,509	[f]	272,308
UKG, Inc., 2021 Second Lien Incremental Term Loan, (3 Month TSFR +5.35%)		10.76	5/3/2027	70,000	[f]	70,269
West Technology Group LLC, Term Loan B-3, (3 Month TSFR +4.25%)		9.63	4/10/2027	124,976	[f]	119,430
Zellis Holdings Ltd., Term Loan B-2, (3 Month SONIO +5.75%)	GBP	5.75	1/31/2028	1,000,000	[f]	1,261,904
					5,224,972
Insurance - 3.5%
Acrisure LLC, 2023 Term Loan B, (3 Month TSFR +4.50%)		9.89	11/6/2030	486,822	[f]	488,648
Amynta Agency Borrower, 2023 Refinancing Term Loan, (1 Month TSFR +5.10%)		10.44	2/28/2028	544,743	[f]	546,105
Asurion LLC, Second Lien Term Loan B-3, (1 Month TSFR +5.36%)		10.72	2/3/2028	1,083,367	[f]	1,035,515
Asurion LLC, Term Loan B-4, (1 Month TSFR +5.36%)		10.72	1/20/2029	71,244	[f]	67,408
OneDigital Borrower LLC, 2021 Term Loan B, (1 Month TSFR +4.35%)		9.71	11/16/2027	257,374	[f]	257,536
Selectquote, Inc., Initial Term Loan, (1 Month TSFR +9.60%)		14.96	11/5/2024	3,730,202	[f,h]	3,543,692
					5,938,904
Internet Software & Services - 3.6%
Endure Digital, Inc., Initial Term Loan, (6 Month TSFR +3.93%)		9.42	2/10/2028	192,766	[f]	189,363
ION Trading Finance Ltd., Initial Dollar Term Loan, (3 Month TSFR +4.85%)		10.20	4/3/2028	126,750	[f]	127,057
ION Trading Finance Ltd., Initial Euro Term Loan, (3 Month EURIBOR +4.25%)	EUR	8.18	4/3/2028	1,950,000	[f]	2,082,740
Magnite, Inc., Initial Term Loan, (1-3 Month TSFR +5.21%)		10.59	5/1/2028	237,563	[f]	238,703

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Internet Software & Services - 3.6% (continued)
MH Sub I LLC, 2023 May New Term Loan, (1 Month TSFR +4.25%)		9.61	5/3/2028	432,032	[f]	425,551
PUG LLC, USD Term Loan B, (1 Month TSFR +3.61%)		8.97	2/16/2027	333,497	[f]	328,980
THG Operations Holdings, Facility Term Loan B, (6 Month EURIBOR +4.50%)	EUR	8.46	12/11/2026	1,000,000	[f]	1,066,890
Weddingwire, Inc., Term Loan, (1-3 Month TSFR +4.50%)		9.89	1/31/2028	359,100	[f]	359,100
ZPG Ltd., First Lien Facility B3, (3 Month SONIO +6.00%)	GBP	11.19	7/31/2028	1,000,000	[f]	1,260,310
					6,078,694
Materials - .8%
Berlin Packaging LLC, Tranche Term Loan B-5, (3 Month TSFR +3.94%)		9.28	3/11/2028	204,327	[f]	204,803
Clydesdale Acquisition, Term Loan B, (1 Month TSFR +4.28%)		9.63	4/13/2029	451,816	[f]	454,357
Crosby US Acquisition Corp., First Amendment Term Loan, (1 Month TSFR +5.00%)		10.36	6/29/2026	164,103	[f]	164,616
MAR Bidco Sarl, USD Facility Term Loan B, (3 Month SOFR +4.20%)		9.51	6/29/2028	107,848	[f]	102,635
Proampac PG Borrower LLC, Term Loan, (3 Month TSFR +4.50%)		9.88	9/15/2028	468,948	[f]	470,413
					1,396,824
Media - 1.3%
Altice Financing SA, September 2023 Incremental Euro Loan, (3 Month EURIBOR +5.00%)	EUR	8.93	11/1/2027	1,000,000	[f]	1,077,179
Cengage Learning, Inc., 2021 Refinancing Term Loan, (3 Month TSFR +5.01%)		10.41	7/14/2026	306,405	[f]	307,764
NEP Europe Finco BV, Initial Euro Term Loan, (3 Month EURIBOR +3.50%)	EUR	7.47	10/20/2025	914,573	[f]	872,079
					2,257,022
Metals & Mining - .2%
Arsenal AIC Parent LLC, Term Loan B, (1 Month TSFR +4.50%)		9.86	8/19/2030	242,392	[f]	243,756
Real Estate - .2%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan, (1 Month TSFR +4.00%)		9.36	1/31/2030	255,000	[f]	255,319
Forest City Enterprises LP, Term Loan B, (1 Month TSFR +3.61%)		8.86	12/8/2025	95,000	[f]	90,428
					345,747

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Retailing - .7%
Breitling Financing Sarl, Term Loan B, (6 Month EURIBOR +3.93%)	EUR	7.81	10/22/2028	1,000,000	[f]	1,070,677
Staples, Inc., 2019 Refinancing New Term Loan B-1, (1 Month LIBOR +5.00%)		10.46	4/12/2026	190,491	[f]	181,077
					1,251,754
Technology Hardware & Equipment - 1.4%
Atlas CC Acquisition Corp., First Lien Term Loan B, (3 Month TSFR +4.51%)		9.90	5/25/2028	288,759	[f]	269,695
Atlas CC Acquisition Corp., First Lien Term Loan C, (3 Month TSFR +4.51%)		9.90	5/25/2028	58,730	[f]	54,853
Kronosnet CX Bidco, Term Loan B, (3 Month EURIBOR +5.75%)	EUR	9.72	10/14/2029	1,000,000	[f]	1,042,891
McAfee Corp., Term Loan B, (1 Month TSFR +3.85%)		9.19	3/1/2029	342,977	[f]	342,478
Optiv Parent, Inc., Term Loan, (3 Month TSFR +5.25%)		10.63	8/26/2026	213,585	[f]	204,721
Perforce Software, Inc., Term Loan, (1 Month TSFR +3.85%)		9.21	7/1/2026	257,320	[f]	255,390
VeriFone Systems, Inc., Initial Term Loan, (3 Month TSFR +4.00%)		9.64	8/20/2025	168,042	[f]	163,106
					2,333,134
Telecommunication Services - 1.7%
Altice France SA, USD Term Loan B-14, (3 Month TSFR +5.50%)		10.89	8/31/2028	324,370	[f]	292,338
CCI Buyer, Inc., First Lien Initial Term Loan, (3 Month TSFR +4.00%)		9.35	12/17/2027	268,635	[f]	268,251
Consolidated Communications, Term Loan B-1, (1 Month TSFR +3.61%)		8.97	10/4/2027	282,043	[f]	263,282
Frontier Communications Holdings LLC, New Term Loan B, (1 Month TSFR +3.86%)		9.22	10/8/2027	259,333	[f]	258,361
Level 3 Financing, Inc., 2027 Tranche Term Loan B, (1 Month TSFR +1.75%)		7.22	3/1/2027	65,000	[f]	62,725
Lorca Finco PLC, Facility Term Loan B, (6 Month EURIBOR +4.20%)	EUR	8.10	9/18/2027	1,000,000	[f]	1,106,114
Lumen Technologies, Inc., Term Loan B, (1 Month TSFR +2.36%)		7.72	3/15/2027	324,843	[f]	225,225
Telesat LLC, Term Loan B-5, (3 Month TSFR +3.01%)		8.40	12/7/2026	355,000	[f]	229,642

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 47.4% (continued)
Telecommunication Services - 1.7% (continued)
Zayo Group Holdings, Inc., Initial Dollar Term Loan, (1 Month TSFR +3.11%)	8.47	3/9/2027	270,000	[f]	232,783
				2,938,721
Transportation - .1%
PODS LLC, Term Loan, (1 Month TSFR +3.11%)	8.47	3/31/2028	244,375	[f]	239,924
Utilities - .8%
Compass Power Generation, Tranche Term Loan B-2, (1 Month TSFR +4.36%)	9.72	4/14/2029	171,056	[f]	172,082
Eastern Power LLC, Term Loan, (1 Month TSFR +3.86%)	9.22	10/2/2025	648,116	[f]	638,848
Hamilton Projects Acquiror, Term Loan, (1 Month TSFR +4.61%)	9.97	6/26/2027	413,003	[f]	415,423
Potomac Energy Center LLC, Term Loan, (1 Month TSFR +6.26%)	11.47	9/30/2026	164,290	[f]	152,790
				1,379,143
Total Floating Rate Loan Interests (cost $84,198,065)			80,716,679
Description			Shares		Value ($)
Common Stocks - .0%
Chemicals - .0%
Colouroz/Flint Ordinary A Shares			1,955,210	[i]	0
Media - .0%
Altice USA, Inc., Cl. A			2,500	[i]	8,125
Total Common Stocks (cost $48,539)			8,125
Description	1-Day Yield (%)		Shares		Value ($)
Investment Companies - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $873,115)	5.43		873,115	[j]	873,115
Total Investments (cost $249,839,021)			141.8%	241,229,156
Liabilities, Less Cash and Receivables			(41.8%)	(71,163,564)
Net Assets			100.0%	170,065,592

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

SONIA—Sterling Overnight Index Average

TSFR—Term Secured Overnight Financing Rate Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, these securities were valued at $149,935,356 or 88.16% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

h The fund held Level 3 securities at December 31, 2023. These securities were valued at $4,639,914 or 2.7% of net assets.

i Non-income producing security.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC
United States Dollar	7,171,771	British Pound	5,665,000	1/12/2024	(49,694)
United States Dollar	100,314,554	Euro	91,155,000	1/12/2024	(373,103)
Euro	900,000	United States Dollar	984,472	1/12/2024	9,647
United States Dollar	1,227,134	Euro	1,115,000	1/12/2024	(4,469)
Gross Unrealized Appreciation					9,647
Gross Unrealized Depreciation					(427,266)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Multi-Strategy Credit Fund

December 31, 2023 (Unaudited)

The following is a summary of the inputs used as of December 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	93,378,946	-	93,378,946
Corporate Bonds	-	66,252,291	-	66,252,291
Equity Securities - Common Stocks	8,125	-	-	8,125
Floating Rate Loan Interests	-	76,076,765	4,639,914	80,716,679
Investment Companies	873,115	-	-	873,115
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	9,647	-	9,647
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(427,266)	-	(427,266)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The fund’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills)financial futures and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2023 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2023, accumulated net unrealized depreciation on investments was $9,027,484, consisting of $5,771,433 gross unrealized appreciation and $14,798,917 gross unrealized depreciation.

At December 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.